Basis of preparation of the consolidated financial statements (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization	$ 85,265	$ 74,818
Balance at the beginning of the year	74,818	26,998
New contracts	64,955	68,428
Disposals and write-offs	(5,348)	(7,374)
Amortization	(36,189)	(16,935)
Remeasurement	144	1,105
Transfers		(114)
Foreign exchange effect	(13,115)	2,710
Balance at the end of the year	85,265	74,818
Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		11,228
Balance at the beginning of the year	11,228	6,895
New contracts		10,304
Disposals and write-offs		(874)
Amortization		(4,853)
Remeasurement		(198)
Transfers		(114)
Foreign exchange effect		68
Balance at the end of the year		11,228
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		63,590
Balance at the beginning of the year	63,590	20,103
New contracts		58,124
Disposals and write-offs		(6,500)
Amortization		(12,082)
Remeasurement		1,303
Foreign exchange effect		2,642
Balance at the end of the year		63,590
Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		74,818
Balance at the beginning of the year	74,818	26,998
New contracts		68,428
Disposals and write-offs		(7,374)
Amortization		(16,935)
Remeasurement		1,105
Transfers		(114)
Foreign exchange effect		2,710
Balance at the end of the year		74,818
Buildings [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		2,388
Balance at the beginning of the year	2,388	2,833
New contracts		375
Amortization		(1,034)
Remeasurement		197
Foreign exchange effect		17
Balance at the end of the year		2,388
Buildings [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		9,970
Balance at the beginning of the year	9,970	8,582
New contracts		73
Amortization		(190)
Remeasurement		795
Foreign exchange effect		710
Balance at the end of the year		9,970
Buildings [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		12,358
Balance at the beginning of the year	12,358	11,415
New contracts		448
Amortization		(1,224)
Remeasurement		992
Foreign exchange effect		727
Balance at the end of the year		12,358
Machinery Equipment And Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization	58,559	51,800
Balance at the beginning of the year	51,800
New contracts	43,569
Amortization	(28,001)
Remeasurement	532
Foreign exchange effect	(9,341)
Balance at the end of the year	58,559	51,800
Machinery Equipment And Facilities [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		6,729
Balance at the beginning of the year	6,729	2,712
New contracts		7,109
Disposals and write-offs		(874)
Amortization		(1,874)
Remeasurement		(275)
Transfers		(114)
Foreign exchange effect		45
Balance at the end of the year		6,729
Machinery Equipment And Facilities [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		45,071
Balance at the beginning of the year	45,071	10,334
New contracts		49,131
Disposals and write-offs		(6,500)
Amortization		(10,021)
Remeasurement		422
Foreign exchange effect		1,705
Balance at the end of the year		45,071
Machinery Equipment And Facilities [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		51,800
Balance at the beginning of the year	51,800	13,046
New contracts		56,240
Disposals and write-offs		(7,374)
Amortization		(11,895)
Remeasurement		147
Transfers		(114)
Foreign exchange effect		1,750
Balance at the end of the year		51,800
IT Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization	346	367
Balance at the beginning of the year	367
New contracts	293
Amortization	(263)
Foreign exchange effect	(51)
Balance at the end of the year	346	367
IT Equipment [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		198
New contracts		117
Amortization		(61)
Remeasurement		(120)
Foreign exchange effect		(1)
IT Equipment [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		283
Amortization		(153)
Remeasurement		86
Foreign exchange effect		18
IT Equipment [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		481
New contracts		117
Amortization		(214)
Remeasurement		(34)
Foreign exchange effect		17
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization	4,855	10,293
Balance at the beginning of the year	10,293
New contracts	4,593
Disposals and write-offs	(3,556)
Amortization	(4,619)
Foreign exchange effect	(1,856)
Balance at the end of the year	4,855	10,293
Vehicles [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		1,978
Balance at the beginning of the year	1,978	1,152
New contracts		2,703
Amortization		(1,884)
Foreign exchange effect		7
Balance at the end of the year		1,978
Vehicles [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		8,315
Balance at the beginning of the year	8,315	904
New contracts		8,920
Amortization		(1,718)
Foreign exchange effect		209
Balance at the end of the year		8,315
Vehicles [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		10,293
Balance at the beginning of the year	10,293	2,056
New contracts		11,623
Amortization		(3,602)
Foreign exchange effect		216
Balance at the end of the year		10,293
Gross carrying amount [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		44,518
Ending balance, cost		45,440
Gross carrying amount [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		11,090
Ending balance, cost		66,122
Gross carrying amount [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		55,608
Ending balance, cost		111,562
Gross carrying amount [member] | Buildings [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		7,300
Ending balance, cost		6,278
Gross carrying amount [member] | Buildings [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		8,482
Ending balance, cost		10,049
Gross carrying amount [member] | Buildings [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		15,782
Ending balance, cost		16,327
Gross carrying amount [member] | Machinery Equipment And Facilities [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		18,106
Ending balance, cost		16,079
Gross carrying amount [member] | Machinery Equipment And Facilities [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		14,214
Ending balance, cost		59,553
Gross carrying amount [member] | Machinery Equipment And Facilities [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		32,320
Ending balance, cost		75,632
Gross carrying amount [member] | IT Equipment [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		282
Ending balance, cost		317
Gross carrying amount [member] | IT Equipment [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		756
Ending balance, cost		747
Gross carrying amount [member] | IT Equipment [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		1,038
Ending balance, cost		1,064
Gross carrying amount [member] | Vehicles [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		18,830
Ending balance, cost		22,766
Gross carrying amount [member] | Vehicles [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(12,362)
Ending balance, cost		(4,227)
Gross carrying amount [member] | Vehicles [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		6,468
Ending balance, cost		18,539
Accumulated depreciation and amortisation [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(37,623)
Balance at the end of the year, accumulated amortization		(34,212)
Accumulated depreciation and amortisation [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		9,013
Balance at the end of the year, accumulated amortization		(2,532)
Accumulated depreciation and amortisation [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(28,610)
Balance at the end of the year, accumulated amortization		(36,744)
Accumulated depreciation and amortisation [member] | Buildings [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(4,467)
Balance at the end of the year, accumulated amortization		(3,890)
Accumulated depreciation and amortisation [member] | Buildings [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		100
Balance at the end of the year, accumulated amortization		(79)
Accumulated depreciation and amortisation [member] | Buildings [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(4,367)
Balance at the end of the year, accumulated amortization		(3,969)
Accumulated depreciation and amortisation [member] | Machinery Equipment And Facilities [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(15,394)
Balance at the end of the year, accumulated amortization		(9,350)
Accumulated depreciation and amortisation [member] | Machinery Equipment And Facilities [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(3,880)
Balance at the end of the year, accumulated amortization		(14,482)
Accumulated depreciation and amortisation [member] | Machinery Equipment And Facilities [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(19,274)
Balance at the end of the year, accumulated amortization		(23,832)
Accumulated depreciation and amortisation [member] | IT Equipment [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(84)
Balance at the end of the year, accumulated amortization		(184)
Accumulated depreciation and amortisation [member] | IT Equipment [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(473)
Balance at the end of the year, accumulated amortization		(513)
Accumulated depreciation and amortisation [member] | IT Equipment [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(557)
Balance at the end of the year, accumulated amortization		(697)
Accumulated depreciation and amortisation [member] | Vehicles [member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(17,678)
Balance at the end of the year, accumulated amortization		(20,788)
Accumulated depreciation and amortisation [member] | Vehicles [member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		13,266
Balance at the end of the year, accumulated amortization		12,542
Accumulated depreciation and amortisation [member] | Vehicles [member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization
Balance at the beginning of the year		(4,412)
Balance at the end of the year, accumulated amortization		(8,246)
IT Equipment [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		133
Balance at the beginning of the year	133
Balance at the end of the year		133
IT Equipment [Member] | Adjustments [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		234
Balance at the beginning of the year	234
Balance at the end of the year		234
IT Equipment [Member] | Revised [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year, accumulated amortization		367
Balance at the beginning of the year	$ 367
Balance at the end of the year		$ 367